Loans and Leases Held for Investment, Net Acquired Portfolio of Loans and Leases with Evidence of Credit Deterioration (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 993,000	$ 1,370,689
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net Investmentat Acquisition	345,890	847,257
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition	193,549	511,766
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition	179,027	436,784
Carrying value, net of allowance	978,241	1,348,725
Outstanding unpaid principal balance or contractual net investment	1,035,401	1,433,893
Allowance for loan and lease losses	14,759	21,964	15,989
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	651,395	865,612
Carrying value, net of allowance	646,470	860,437
Outstanding unpaid principal balance or contractual net investment	696,222	906,421
Allowance for loan and lease losses	4,925	5,175	5,464
Commercial and Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	341,605	505,077
Carrying value, net of allowance	331,771	488,288
Outstanding unpaid principal balance or contractual net investment	339,179	527,472
Allowance for loan and lease losses	9,834	16,789	10,525
90 Days Past Due and Accruing [Member] | Performing Financing Receivable [Member] | Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	7,879	14,682
90 Days Past Due and Accruing [Member] | Performing Financing Receivable [Member] | Government insured pool buyouts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 350,312	$ 553,902